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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ___________
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Walter Capital Management LLP
Address:   St. Martins Court, 4th Floor
           10 Paternoster Row
           London, EC4M 7HP
           United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                 Stamford, Connecticut   August 14, 2008
--------------------------------   ---------------------   ---------------
           [Signature]                 [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           28*
Form 13F Information Table Value Total:   $  264,921
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1     28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
    COLUMN 1     COLUMN 2  COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8
---------------- -------- --------- -------- --------------------- -------------- -------- -----------------
                                                                                            VOTING AUTHORITY
                 TITLE OF             VALUE   SHRS OR         PUT/   INVESTMENT     OTHER  -----------------
 NAME OF ISSUER    CLASS    CUSIP   (X$1000)  PRN AMT SH/PRN  CALL   DISCRETION   MANAGERS SOLE  SHARED NONE
---------------- -------- --------- -------- -------- ------- ---- -------------- -------- ---- ------- ----
ACE LTD          Common   G0070K103     4132    75000 Shrs         Shared-Defined        1        75000
ACTIVISION INC N Common   004930202   13,480  395,665 Shrs         Shared-Defined        1      395,665
ADVANCE AUTO PAR Common   00751Y106    5,815  149,765 Shrs         Shared-Defined        1      149,765
ALLEGIANT TRAVEL Common   01748X102     6216   334399 Shrs         Shared-Defined        1       334399
AMAZON COM INC   Common   023135106   13,451  183,425 Shrs         Shared-Defined        1      183,425
APPLE INC        Common   037833100   15,177   90,640 Shrs         Shared-Defined        1       90,640
ARCH COAL INC    Common   039380100    4,043   53,880 Shrs         Shared-Defined        1       53,880
BALLY TECHNOLOGI Common   05874B107     3536   104625 Shrs         Shared-Defined        1       104625
EXPEDIA INC DEL  Common   30212P105     1894   103038 Shrs         Shared-Defined        1       103038
GFI GROUP INC    Common   361652209     2703   300000 Shrs         Shared-Defined        1       300000
HANOVER INS GROU Common   410867105     3188    75000 Shrs         Shared-Defined        1        75000
LANDSTAR SYS INC Common   515098101     4123    74670 Shrs         Shared-Defined        1        74670
LAUDER ESTEE COS Common   518439104    13940   300100 Shrs         Shared-Defined        1       300100
MARKET VECTORS E Common   57060U100      364     7500 Shrs         Shared-Defined        1         7500
MICROSOFT CORP   Common   594918104    8,272  300,700 Shrs         Shared-Defined        1      300,700
MONSANTO CO NEW  Common   61166W101     2984    23600 Shrs         Shared-Defined        1        23600
NATIONAL OILWELL Common   637071101    13363   150620 Shrs         Shared-Defined        1       150620
NOKIA CORP       Common   654902204     3981   162500 Shrs         Shared-Defined        1       162500
PRIDE INTL INC D Common   74153Q102     6313   133500 Shrs         Shared-Defined        1       133500
REGAL ENTMT GROU Common   758766109     5042   330000 Shrs         Shared-Defined        1       330000
REPUBLIC SVCS IN Common   760759100    29804  1003485 Shrs         Shared-Defined        1      1003485
SHERWIN WILLIAMS Common   824348106     3401    74045 Shrs         Shared-Defined        1        74045
TD AMERITRADE HL Common   87236Y108    12197   674250 Shrs         Shared-Defined        1       674250
TRIMBLE NAVIGATI Common   896239100    15980   447630 Shrs         Shared-Defined        1       447630
ULTRA PETROLEUM  Common   903914109    16017   163110 Shrs         Shared-Defined        1       163110
WAL MART STORES  Common   931142103    17069   303725 Shrs         Shared-Defined        1       303725
WASTE MGMT INC D Common   94106L109    23318   618350 Shrs         Shared-Defined        1       618350
WENDYS INTL INC  Common   950590109    15118   555415 Shrs         Shared-Defined        1       555415